Trade Payables and Other Liabilities - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade and other liabilities [line items]
Deferred consideration	€ 208	€ 187
Balance for deferred contingent consideration	154	142
Discounts Due To Customers	1,053	€ 514
Maximum possible total payment	€ 1,140